UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                -------------

Check here if Amendment [  ]: Amendment Number:
                                                --------------

   This Amendment (Check only one):   |_|  is a restatement
                                      |_|  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             JAT Capital Management, L.P.
Address:          601 Lexington Avenue, 51st Floor
                  New York, NY 10022


Form 13F File Number:        28-12755
                             --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Justin Morgan
Title:            Controller
Phone:            (212) 720-3131

Signature, Place and Date of Signing:


       /s/ Justin Morgan             New York, NY             August 15, 2011
---------------------------          -------------            ---------------
        [Signature]                  [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  ---------------------

Form 13F Information Table Entry Total:                      46
                                                  ---------------------

Form 13F Information Table Value Total:                   $2,652,636
                                                  ---------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None





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                                                 JAT CAPITAL MANAGEMENT, L.P.
                                                  FORM 13F INFORMATION TABLE
                                                 Quarter Ended June 30, 2011

---------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
                                                      -------   -------  --- ---  ----------  -------   ----------------------
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
 -----------------------------------------------------------------------------------------------------------------------------
ACME PACKET INC              COM            004764106   31,189    444,727 SH       SOLE                   444,727
ALCATEL-LUCENT               SPONSORED ADR  013904305   53,851  9,333,015 SH       SOLE                 9,333,015
AMERICAN TOWER CORP          CL A           029912201   51,382    981,887 SH       SOLE                   981,887
ASIAINFO-LINKAGE INC         COM            04518A104    1,656    100,000 SH       SOLE                   100,000
BAIDU INC                    SPON ADR REP A 056752108  209,731  1,496,688 SH       SOLE                 1,496,688
CABLEVISION SYS CORP         CL A NY CABLVS 12686C109   58,431  1,613,684 SH       SOLE                 1,613,684
CLEARWIRE CORP NEW           CL A           18538Q105   16,107  4,261,079 SH       SOLE                 4,261,079
E-COMMERCE CHINA DANGDANG IN SPN ADS COM A  26833A105    1,739    150,000 SH       SOLE                   150,000
ELECTRONIC ARTS INC          COM            285512109   71,430  3,026,702 SH       SOLE                 3,026,702
FAMILY DLR STORES INC        COM            307000109   10,160    193,300 SH       SOLE                   193,300
FUSION-IO INC                COM            36112J107    3,454    114,800 SH       SOLE                   114,800
GATX CORP                    COM            361448103   25,944    698,920 SH       SOLE                   698,920
GENERAL CABLE CORP DEL NEW   COM            369300108   17,314    406,619 SH       SOLE                   406,619
GREEN MTN COFFEE ROASTERS IN COM            393122106   77,234    865,266 SH       SOLE                   865,266
HASBRO INC                   COM            418056107   18,926    430,822 SH       SOLE                   430,822
HOME INNS & HOTELS MGMT INC  SPON ADR       43713W107    5,440    143,007 SH       SOLE                   143,007
IMAX CORP                    COM            45245E109   21,487    662,572 SH       SOLE                   662,572
JINKOSOLAR HLDG CO LTD       SPONSORED ADR  47759T100    1,193     45,000 SH       SOLE                    45,000
LAS VEGAS SANDS CORP         COM            517834107   29,388    696,237 SH       SOLE                   696,237
LDK SOLAR CO LTD             SPONSORED ADR  50183L107      257     35,000 SH       SOLE                    35,000
LEAR CORP                    COM NEW        521865204   44,292    828,193 SH       SOLE                   828,193
LIBERTY MEDIA CORP NEW       CAP COM SER A  53071M302  111,410  1,299,245 SH       SOLE                 1,299,245
LULULEMON ATHLETICA INC      COM            550021109   44,071    394,123 SH       SOLE                   394,123
MOLYCORP INC DEL             COM            608753109   94,791  1,552,425 SH       SOLE                 1,552,425
NETFLIX INC                  COM            64110L106  122,890    467,812 SH       SOLE                   467,812
OPENTABLE INC                COM            68372A104   74,540    896,772 SH       SOLE                   896,772
PRICELINE COM INC            COM NEW        741503403  210,818    411,811 SH       SOLE                   411,811
QIHOO 360 TECHNOLOGY CO LTD  ADS            74734M109    1,262     65,000 SH       SOLE                    65,000
QUALCOMM INC                 COM            747525103   31,372    552,417 SH       SOLE                   552,417
RENREN INC                   SPONSORED ADR  759892102      664     75,000 SH       SOLE                    75,000
RIVERBED TECHNOLOGY INC      COM            768573107   64,446  1,627,838 SH       SOLE                 1,627,838
SANDISK CORP                 COM            80004C101   63,514  1,530,464 SH       SOLE                 1,530,464
SEARS HLDGS CORP             COM            812350106    7,824    109,522 SH       SOLE                   109,522
SINA CORP                    ORD            G81477104  355,710  3,417,000 SH  CALL SOLE                 3,417,000
SINA CORP                    ORD            G81477104  221,289  2,125,735 SH       SOLE                 2,125,735
SIRIUS XM RADIO INC          COM            82967N108   60,570 27,657,635 SH       SOLE                27,657,635
SYNAPTICS INC                COM            87157D109   18,045    701,048 SH       SOLE                   701,048
TRANSOCEAN LTD               REG SHS        H8817H100   19,700    305,140 SH       SOLE                   305,140
TRAVELZOO INC                COM            89421Q106   16,160    250,000 SH       SOLE                   250,000
TRINITY INDS INC             COM            896522109   25,998    745,368 SH       SOLE                   745,368
VERIFONE SYS INC             COM            92342Y109   81,681  1,841,733 SH       SOLE                 1,841,733
VISTAPRINT N V               SHS            N93540107   17,994    376,040 SH       SOLE                   376,040
WRIGHT EXPRESS CORP          COM            98233Q105   32,218    618,751 SH       SOLE                   618,751
WYNN RESORTS LTD             COM            983134107  129,019    898,834 SH       SOLE                   898,834
YOUKU COM INC                SPONSORED ADR  98742U100   94,616  2,754,463 SH       SOLE                 2,754,463
ZIPCAR INC                   COM            98974X103    1,429     70,000 SH       SOLE                    70,000
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